Intangible Assets - Disclosure of intangible assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Intangible assets, net	$ 831	$ 987
Licenses
Intangible Assets
Intangible assets, net	$ 831	$ 987